Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,662,171.68

Principal:
Principal Collections	$24,245,475.65
Prepayments in Full	$16,223,233.58
Liquidation Proceeds	$273,689.37
Recoveries	$43,320.70
Sub Total	$40,785,719.30
Collections	$43,447,890.98

Purchase Amounts:
Purchase Amounts Related to Principal	$212,669.68
Purchase Amounts Related to Interest	$1,511.23
Sub Total	$214,180.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,662,071.89

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$43,662,071.89
Servicing Fee	$697,582.55	$697,582.55	$0.00	$0.00	$42,964,489.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,964,489.34
Interest - Class A-2 Notes	$46,625.86	$46,625.86	$0.00	$0.00	$42,917,863.48
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$42,569,488.48
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$42,448,267.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,448,267.81
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$42,380,385.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,380,385.14
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$42,329,083.89
Third Priority Principal Payment	$3,639,555.82	$3,639,555.82	$0.00	$0.00	$38,689,528.07
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$38,627,703.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,627,703.49
Regular Principal Payment	$35,266,200.40	$35,266,200.40	$0.00	$0.00	$3,361,503.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,361,503.09
Residual Released to Depositor	$0.00	$3,361,503.09	$0.00	$0.00	$0.00
Total		$43,662,071.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,639,555.82
Regular Principal Payment					$35,266,200.40
Total					$38,905,756.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,905,756.22	$72.22	$46,625.86	$0.09	$38,952,382.08	$72.31
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$38,905,756.22	$24.16	$697,230.03	$0.43	$39,602,986.25	$24.59

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$119,044,742.55	0.2209852	$80,138,986.33	0.1487637
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$796,484,742.55	0.4946373	$757,578,986.33	0.4704758

Pool Information
Weighted Average APR	3.803%	3.793%
Weighted Average Remaining Term	40.89	40.16
Number of Receivables Outstanding	52,149	50,423
Pool Balance	$837,099,059.51	$795,805,604.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$800,800,344.78	$761,275,186.73
Pool Factor	0.5078940	0.4828400

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$11,937,084.06
Yield Supplement Overcollateralization Amount	$34,530,417.50
Targeted Overcollateralization Amount	$38,226,617.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,226,617.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		173	$338,387.00
(Recoveries)		56	$43,320.70
Net Losses for Current Collection Period			$295,066.30
Cumulative Net Losses Last Collection Period			$3,797,372.62
Cumulative Net Losses for all Collection Periods			$4,092,438.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.44%	600	$11,445,818.94
61-90 Days Delinquent	0.19%	78	$1,512,751.21
91-120 Days Delinquent	0.02%	10	$152,833.60
Over 120 Days Delinquent	0.06%	23	$468,526.52
Total Delinquent Receivables	1.71%	711	$13,579,930.27

Repossession Inventory:
Repossessed in the Current Collection Period		23	$545,899.64
Total Repossessed Inventory		36	$913,159.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.5088%
Prior Collection Period			0.3574%
Current Collection Period			0.4337%
Three Month Average			0.4333%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1501%
Prior Collection Period			0.1668%
Current Collection Period			0.2201%
Three Month Average			0.1790%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer